Allowance for Doubtful Accounts and Credit Losses	12 Months Ended
Mar. 31, 2013
Allowance for Doubtful Accounts and Credit Losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Allowance for doubtful accounts at beginning of year	¥46,706	¥44,047	¥44,097	$469
Provision for doubtful accounts, net of reversal	1,806	5,843	1,745	19
Write-offs	(2,690)	(699)	(457)	(5)
Other	(1,775)	(5,094)	759	8

Allowance for doubtful accounts at end of year	¥44,047	¥44,097	¥46,144	$491

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2011, 2012 and 2013.

A portion of the allowance for doubtful accounts balance at March 31, 2012 and 2013 totaling ¥31,093 million and ¥30,269 million ($322 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Allowance for credit losses at beginning of year	¥232,479	¥167,615	¥140,363	$1,493
Provision for credit losses, net of reversal	2,334	3,780	25,622	272
Charge-offs	(86,115)	(51,578)	(56,701)	(603)
Recoveries	18,268	16,415	14,690	156
Other	649	4,131	23,075	246

Allowance for credit losses at end of year	¥167,615	¥140,363	¥147,049	$1,564

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2011, 2012 and 2013.

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥92,199	¥36,024	¥28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	¥77,353	¥30,637	¥24,238

	Yen in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥77,353	¥30,637	¥24,238
Provision for credit losses, net of reversal	29,079	(4,063)	(2,006)
Charge-offs	(48,528)	(2,775)	(110)
Recoveries	12,795	590	3
Other	13,159	4,539	4,118

Allowance for credit losses at end of year	¥83,858	¥28,928	¥26,243

	U.S. dollars in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$823	$326	$257
Provision for credit losses, net of reversal	309	(43)	(21)
Charge-offs	(516)	(30)	(1)
Recoveries	136	6	0
Other	140	48	44

Allowance for credit losses at end of year	$892	$307	$279